Deposits (Tables)	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Summary of Deposits

	As at
	July 31, 2025						April 30 2025	October 31 2024
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing			Payable on a fixed date (3)	Total	Total	Total
Personal	$5,862	$10,616	$153,696		$131,290	$301,464	$301,069	$298,821
Business and government	182,026	33,018	69,439		321,451	605,934	604,307	600,114
Financial institutions	10,408	1,171	2,277		25,588	39,444	40,467	44,914
	$198,296	$44,805	$225,412	(4)	$478,329	$946,842	$945,843	$943,849
Recorded in:
Canada	$147,533	$23,949	$183,943		$326,237	$681,662	$685,799	$686,817
United States	39,707	138	3,932		47,908	91,685	88,831	90,442
United Kingdom	–	–	307		35,512	35,819	32,120	27,091
Mexico	149	7,322	13,725		17,385	38,581	37,022	36,751
Peru	5,793	41	5,892		7,004	18,730	19,133	17,710
Chile	1,545	4,951	136		15,936	22,568	24,113	23,232
Colombia	24	500	3,444		5,478	9,446	8,898	8,102
Other International	3,545	7,904	14,033		22,869	48,351	49,927	53,704
Total (5)	$198,296	$44,805	$225,412		$478,329	$946,842	$945,843	$943,849
(1)	Deposits payable on demand include all deposits for which the Bank does not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which the Bank requires notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $135 (April 30, 2025 – $123; October 31, 2024 – $124) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $284,432 (April 30, 2025 – $293,366 ; October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $19,406 (April 30, 2025 – $20,184; October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $35,379 (April 30, 2025 – $33,975; October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $116,535 (April 30, 2025 – $114,253; October 31, 2024 – $109,683).

Summary of Maturity Schedule for Term Deposits
The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at July 31, 2025	$49,249	$36,829	$58,671	$111,629	$15,175	$271,553
As at April 30, 2025	$59,432	$29,100	$63,418	$113,023	$17,570	$282,543
As at October 31, 2024	$64,521	$37,062	$59,273	$115,757	$18,820	$295,433
(1)	The majority of foreign term deposits are in excess of $100,000.